PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		$ 15,325
Property, plant and equipment, ending balance		15,893	$ 15,325
Increase decrease in capitalized cost		(194)	11
Reversal of impairment loss		223
Impairment loss		86
GrafTech International Ltd
Reconciliation of changes in property, plant and equipment [abstract]
Dispositions	$ (505)
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18,004	20,342	18,004
Additions (cash and non-cash)		2,110	1,419
Dispositions		(466)	(1,173)
Acquisitions through business combinations		1,241	2,518
Transfers and assets reclassified as held for sale		(287)	(139)
Foreign currency translation and other		(960)	(287)
Property, plant and equipment, ending balance		21,980	20,342
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,022)	(5,017)	(4,022)
Depreciation/depletion/impairment expense		(1,626)	(1,680)
Dispositions		245	553
Transfers and assets reclassified as held for sale		149	103
Foreign currency translation and other		162	29
Property, plant and equipment, ending balance		(6,087)	(5,017)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		392
Property, plant and equipment, ending balance		366	392
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	382	392	382
Additions (cash and non-cash)		2	0
Dispositions		(10)	(44)
Acquisitions through business combinations		23	105
Transfers and assets reclassified as held for sale		(36)	(36)
Foreign currency translation and other		(5)	(15)
Property, plant and equipment, ending balance		366	392
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Depreciation/depletion/impairment expense		0	0
Dispositions		0	0
Transfers and assets reclassified as held for sale		0	0
Foreign currency translation and other		0	0
Property, plant and equipment, ending balance		0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,930
Property, plant and equipment, ending balance		3,729	3,930
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,271	4,367	4,271
Additions (cash and non-cash)		257	181
Dispositions		(24)	(99)
Acquisitions through business combinations		66	157
Transfers and assets reclassified as held for sale		19	11
Foreign currency translation and other		(413)	(154)
Property, plant and equipment, ending balance		4,272	4,367
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(193)	(437)	(193)
Depreciation/depletion/impairment expense		(147)	(206)
Dispositions		21	26
Transfers and assets reclassified as held for sale		0	(23)
Foreign currency translation and other		20	(41)
Property, plant and equipment, ending balance		(543)	(437)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		5,541
Property, plant and equipment, ending balance		6,507	5,541
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,592	7,206	5,592
Additions (cash and non-cash)		1,389	799
Dispositions		(304)	(838)
Acquisitions through business combinations		982	1,862
Transfers and assets reclassified as held for sale		(78)	(39)
Foreign currency translation and other		(293)	(170)
Property, plant and equipment, ending balance		8,902	7,206
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,445)	(1,665)	(1,445)
Depreciation/depletion/impairment expense		(945)	(711)
Dispositions		129	399
Transfers and assets reclassified as held for sale		32	24
Foreign currency translation and other		54	68
Property, plant and equipment, ending balance		(2,395)	(1,665)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,858
Property, plant and equipment, ending balance		2,635	2,858
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,171	4,197	4,171
Additions (cash and non-cash)		120	208
Dispositions		0	(61)
Acquisitions through business combinations		0	0
Transfers and assets reclassified as held for sale		(182)	(121)
Foreign currency translation and other		0	0
Property, plant and equipment, ending balance		4,135	4,197
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,060)	(1,339)	(1,060)
Depreciation/depletion/impairment expense		(277)	(431)
Dispositions		0	46
Transfers and assets reclassified as held for sale		116	106
Foreign currency translation and other		0	0
Property, plant and equipment, ending balance		(1,500)	(1,339)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,053
Property, plant and equipment, ending balance		1,166	1,053
Others | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,931	2,025	1,931
Additions (cash and non-cash)		66	57
Dispositions		(9)	(46)
Acquisitions through business combinations		39	28
Transfers and assets reclassified as held for sale		0	4
Foreign currency translation and other		(122)	51
Property, plant and equipment, ending balance		1,999	2,025
Others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(919)	(972)	(919)
Depreciation/depletion/impairment expense		81	(69)
Dispositions		7	29
Transfers and assets reclassified as held for sale		0	0
Foreign currency translation and other		51	(13)
Property, plant and equipment, ending balance		(833)	(972)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,551
Property, plant and equipment, ending balance		1,490	1,551
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,657	2,155	1,657
Additions (cash and non-cash)		276	174
Dispositions		(119)	(85)
Acquisitions through business combinations		131	366
Transfers and assets reclassified as held for sale		(10)	42
Foreign currency translation and other		(127)	1
Property, plant and equipment, ending balance		2,306	2,155
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ (405)	(604)	(405)
Depreciation/depletion/impairment expense		(338)	(263)
Dispositions		88	53
Transfers and assets reclassified as held for sale		1	(4)
Foreign currency translation and other		37	15
Property, plant and equipment, ending balance		$ (816)	$ (604)